Related party transactions (Schedule of Amounts Due from/to Related Parties) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Related party transactions [Line Items]
Amounts due from related parties	$ 818	¥ 5,297	¥ 61,073
Amounts due to related parties	$ 3,847	¥ 24,917	30,892
Bigo [Member]
Related party transactions [Line Items]
Amounts due from related parties			61,000
Guangzhou Kuyou [Member]
Related party transactions [Line Items]
Amounts due to related parties		¥ 9,017	24,454
Zhuhai Daren [Member]
Related party transactions [Line Items]
Amounts due to related parties		4,127	2,020
Shanghang [Member]
Related party transactions [Line Items]
Amounts due to related parties		10,167	4,342
Other Related Party [Member]
Related party transactions [Line Items]
Amounts due from related parties		5,297	73
Amounts due to related parties		¥ 1,606	¥ 76